UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-3006

 NAME OF REGISTRANT:                     John Hancock Bond Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


2X04 John Hancock Funds Government Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X05 John Hancock Funds Focused High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  934428877
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082108
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2016
          Ticker:  CMLS
            ISIN:  US2310821085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JEFFREY A. MARCUS                                         Mgmt          For                            For
       MARY G. BERNER                                            Mgmt          For                            For
       BRIAN CASSIDY                                             Mgmt          For                            For
       LEWIS W. DICKEY, JR.                                      Mgmt          For                            For
       RALPH B. EVERETT                                          Mgmt          For                            For
       ALEXIS GLICK                                              Mgmt          For                            For
       DAVID M. TOLLEY                                           Mgmt          For                            For

2.     PROPOSAL TO APPROVE, ON AN ADVISORY BASIS,                Mgmt          For                            For
       THE COMPENSATION PAID TO THE COMPANY'S
       NAMED EXECUTIVE OFFICERS.

3.     PROPOSAL TO RATIFY THE APPOINTMENT OF                     Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2016.




--------------------------------------------------------------------------------------------------------------------------
 NAVIENT CORPORATION                                                                         Agenda Number:  934381194
--------------------------------------------------------------------------------------------------------------------------
        Security:  63938C108
    Meeting Type:  Annual
    Meeting Date:  26-May-2016
          Ticker:  NAVI
            ISIN:  US63938C1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JOHN K. ADAMS, JR.                  Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: ANN TORRE BATES                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: ANNA ESCOBEDO CABRAL                Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: WILLIAM M.                          Mgmt          For                            For
       DIEFENDERFER, III

1E.    ELECTION OF DIRECTOR: DIANE SUITT GILLELAND               Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: KATHERINE A. LEHMAN                 Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: LINDA A. MILLS                      Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: BARRY A. MUNITZ                     Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: JOHN F. REMONDI                     Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: JANE J. THOMPSON                    Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: LAURA S. UNGER                      Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: BARRY L. WILLIAMS                   Mgmt          For                            For

2.     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2016.

3.     ADVISORY VOTE TO APPROVE NAMED EXECUTIVE                  Mgmt          For                            For
       OFFICER COMPENSATION.

4.     SHAREHOLDER PROPOSAL REGARDING DISCLOSURE                 Shr           Against                        For
       OF LOBBYING ACTIVITIES AND EXPENSES.



2X06 John Hancock Funds Investment Grade Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3340 JHF Global Conservative Absolute Return
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Global Short Duration Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Bond Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/26/2016